Schedule of expenses by nature (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Operating expense	R$ (38,675)	R$ (33,375)	R$ (25,974)
Cost of sales	(34,753)	(30,129)	(23,349)
Selling expenses	(3,334)	(2,811)	(2,273)
General and administrative expenses	(588)	(435)	(352)
Cost of inventories [member]
IfrsStatementLineItems [Line Items]
Operating expense	(34,163)	(29,641)	(22,929)
Personnel expenses [member]
IfrsStatementLineItems [Line Items]
Operating expense	(2,512)	(2,135)	(1,691)
Outsourced services [member]
IfrsStatementLineItems [Line Items]
Operating expense	(251)	(224)	(198)
Selling expenses [member]
IfrsStatementLineItems [Line Items]
Operating expense	(646)	(511)	(408)
Functional expenses [member]
IfrsStatementLineItems [Line Items]
Operating expense	(664)	(600)	(546)
Other expenses [member]
IfrsStatementLineItems [Line Items]
Operating expense	R$ (439)	R$ (264)	R$ (202)